Distribution Date:	01/17/25	BBCMS Mortgage Trust 2024-C26
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2024-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Wells Fargo Bank, National Association
Mortgage Loan Detail (Part 1)	13-15		Attn: Commercial Servicing		commercial.servicing@wellsfargo.com
Mortgage Loan Detail (Part 2)	16-18		550 South Tryon Street, 23rd Floor, MAC D1086-23A | Charlotte, NC 28202 | United States
Principal Prepayment Detail	19	Special Servicer	Rialto Capital Advisors, LLC
Historical Detail	20		General	(305) 229-6465
Delinquency Loan Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	22	Representations Reviewer
Specially Serviced Loan Detail - Part 1	23		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	25	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28	Directing Certificateholder	RREF V-D AIV RR H, LLC
Supplemental Notes	29		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05555AAA3	5.594000%	7,000,000.00	6,466,936.17	71,219.85	30,146.70	0.00	0.00	101,366.55	6,395,716.32	30.02%	30.00%
A-2	05555AAB1	6.676000%	15,000,000.00	15,000,000.00	0.00	83,450.00	0.00	0.00	83,450.00	15,000,000.00	30.02%	30.00%
A-4	05555AAC9	5.549000%	50,000,000.00	50,000,000.00	0.00	231,208.33	0.00	0.00	231,208.33	50,000,000.00	30.02%	30.00%
A-5	05555AAD7	5.829000%	484,700,000.00	484,700,000.00	0.00	2,354,430.25	0.00	0.00	2,354,430.25	484,700,000.00	30.02%	30.00%
A-SB	05555AAH8	5.990000%	10,497,000.00	10,497,000.00	0.00	52,397.52	0.00	0.00	52,397.52	10,497,000.00	30.02%	30.00%
A-S	05555AAE5	6.094000%	84,067,000.00	84,067,000.00	0.00	426,920.25	0.00	0.00	426,920.25	84,067,000.00	19.64%	19.63%
B	05555AAJ4	5.943000%	42,540,000.00	42,540,000.00	0.00	210,679.35	0.00	0.00	210,679.35	42,540,000.00	14.39%	14.38%
C	05555AAK1	6.000000%	30,386,000.00	30,386,000.00	0.00	151,930.00	0.00	0.00	151,930.00	30,386,000.00	10.63%	10.63%
D	05555AAN5	4.500000%	9,115,000.00	9,115,000.00	0.00	34,181.25	0.00	0.00	34,181.25	9,115,000.00	9.51%	9.50%
E-RR	05555AAQ8	6.840719%	15,193,000.00	15,193,000.00	0.00	86,609.21	0.00	0.00	86,609.21	15,193,000.00	7.63%	7.63%
F-RR	05555AAS4	6.840719%	15,193,000.00	15,193,000.00	0.00	86,609.21	0.00	0.00	86,609.21	15,193,000.00	5.75%	5.75%
G-RR	05555AAU9	6.840719%	10,129,000.00	10,129,000.00	0.00	57,741.37	0.00	0.00	57,741.37	10,129,000.00	4.50%	4.50%
H-RR*	05555AAW5	6.840719%	36,462,761.00	36,462,761.00	0.00	207,859.60	0.00	0.00	207,859.60	36,462,761.00	0.00%	0.00%
R	05555ABA2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05555AAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			810,282,761.00	809,749,697.17	71,219.85	4,014,163.04	0.00	0.00	4,085,382.89	809,678,477.32

X-A	05555AAF2	1.013704%	567,197,000.00	566,663,936.17	0.00	478,691.32	0.00	0.00	478,691.32	566,592,716.32
X-B	05555AAG0	0.805829%	156,993,000.00	156,993,000.00	0.00	105,424.61	0.00	0.00	105,424.61	156,993,000.00
X-D	05555AAL9	2.340719%	9,115,000.00	9,115,000.00	0.00	17,779.71	0.00	0.00	17,779.71	9,115,000.00
Notional SubTotal			733,305,000.00	732,771,936.17	0.00	601,895.64	0.00	0.00	601,895.64	732,700,716.32

Deal Distribution Total					71,219.85	4,616,058.68	0.00	0.00	4,687,278.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05555AAA3	923.84802429	10.17426429	4.30667143	0.00000000	0.00000000	0.00000000	0.00000000	14.48093571	913.67376000
A-2	05555AAB1	1,000.00000000	0.00000000	5.56333333	0.00000000	0.00000000	0.00000000	0.00000000	5.56333333	1,000.00000000
A-4	05555AAC9	1,000.00000000	0.00000000	4.62416660	0.00000000	0.00000000	0.00000000	0.00000000	4.62416660	1,000.00000000
A-5	05555AAD7	1,000.00000000	0.00000000	4.85750000	0.00000000	0.00000000	0.00000000	0.00000000	4.85750000	1,000.00000000
A-SB	05555AAH8	1,000.00000000	0.00000000	4.99166619	0.00000000	0.00000000	0.00000000	0.00000000	4.99166619	1,000.00000000
A-S	05555AAE5	1,000.00000000	0.00000000	5.07833335	0.00000000	0.00000000	0.00000000	0.00000000	5.07833335	1,000.00000000
B	05555AAJ4	1,000.00000000	0.00000000	4.95250000	0.00000000	0.00000000	0.00000000	0.00000000	4.95250000	1,000.00000000
C	05555AAK1	1,000.00000000	0.00000000	5.00000000	0.00000000	0.00000000	0.00000000	0.00000000	5.00000000	1,000.00000000
D	05555AAN5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	05555AAQ8	1,000.00000000	0.00000000	5.70059962	0.00000000	0.00000000	0.00000000	0.00000000	5.70059962	1,000.00000000
F-RR	05555AAS4	1,000.00000000	0.00000000	5.70059962	0.00000000	0.00000000	0.00000000	0.00000000	5.70059962	1,000.00000000
G-RR	05555AAU9	1,000.00000000	0.00000000	5.70059927	0.00000000	0.00000000	0.00000000	0.00000000	5.70059927	1,000.00000000
H-RR	05555AAW5	1,000.00000000	0.00000000	5.70059958	0.00000000	0.00056331	0.00000000	0.00000000	5.70059958	1,000.00000000
R	05555ABA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05555AAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05555AAF2	999.06017869	0.00000000	0.84395954	0.00000000	0.00000000	0.00000000	0.00000000	0.84395954	998.93461411
X-B	05555AAG0	1,000.00000000	0.00000000	0.67152427	0.00000000	0.00000000	0.00000000	0.00000000	0.67152427	1,000.00000000
X-D	05555AAL9	1,000.00000000	0.00000000	1.95059901	0.00000000	0.00000000	0.00000000	0.00000000	1.95059901	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/24 - 12/30/24	30	0.00	30,146.70	0.00	30,146.70	0.00	0.00	0.00	30,146.70	0.00
A-2	12/01/24 - 12/30/24	30	0.00	83,450.00	0.00	83,450.00	0.00	0.00	0.00	83,450.00	0.00
A-4	12/01/24 - 12/30/24	30	0.00	231,208.33	0.00	231,208.33	0.00	0.00	0.00	231,208.33	0.00
A-5	12/01/24 - 12/30/24	30	0.00	2,354,430.25	0.00	2,354,430.25	0.00	0.00	0.00	2,354,430.25	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	52,397.53	0.00	52,397.53	0.00	0.00	0.00	52,397.52	0.00
X-A	12/01/24 - 12/30/24	30	0.00	478,691.32	0.00	478,691.32	0.00	0.00	0.00	478,691.32	0.00
X-B	12/01/24 - 12/30/24	30	0.00	105,424.61	0.00	105,424.61	0.00	0.00	0.00	105,424.61	0.00
X-D	12/01/24 - 12/30/24	30	0.00	17,779.71	0.00	17,779.71	0.00	0.00	0.00	17,779.71	0.00
A-S	12/01/24 - 12/30/24	30	0.00	426,920.25	0.00	426,920.25	0.00	0.00	0.00	426,920.25	0.00
B	12/01/24 - 12/30/24	30	0.00	210,679.35	0.00	210,679.35	0.00	0.00	0.00	210,679.35	0.00
C	12/01/24 - 12/30/24	30	0.00	151,930.00	0.00	151,930.00	0.00	0.00	0.00	151,930.00	0.00
D	12/01/24 - 12/30/24	30	0.00	34,181.25	0.00	34,181.25	0.00	0.00	0.00	34,181.25	0.00
E-RR	12/01/24 - 12/30/24	30	0.00	86,609.21	0.00	86,609.21	0.00	0.00	0.00	86,609.21	0.00
F-RR	12/01/24 - 12/30/24	30	0.00	86,609.21	0.00	86,609.21	0.00	0.00	0.00	86,609.21	0.00
G-RR	12/01/24 - 12/30/24	30	0.00	57,741.37	0.00	57,741.37	0.00	0.00	0.00	57,741.37	0.00
H-RR	12/01/24 - 12/30/24	30	20.43	207,859.60	0.00	207,859.60	0.00	0.00	0.00	207,859.60	20.54
Totals			20.43	4,616,058.69	0.00	4,616,058.69	0.00	0.00	0.00	4,616,058.68	20.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,687,278.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,782,745.62	Master Servicing Fee	3,335.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,642.24
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	348.64
ARD Interest	0.00	Operating Advisor Fee	1,276.03
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	216.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,782,745.62	Total Fees	12,818.33

Principal		Expenses/Reimbursements
Scheduled Principal	71,219.85	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	71,219.85	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	153,868.62

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,616,058.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	71,219.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,687,278.53
Total Funds Collected	4,853,965.47	Total Funds Distributed	4,853,965.48

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	809,749,697.94	809,749,697.94	Beginning Certificate Balance	809,749,697.17
(-) Scheduled Principal Collections	71,219.85	71,219.85	(-) Principal Distributions	71,219.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	809,678,478.09	809,678,478.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	809,757,497.94	809,757,497.94	Ending Certificate Balance	809,678,477.32
Ending Actual Collateral Balance	809,689,276.84	809,689,276.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	29	190,486,243.63	23.53%	109	7.0358	1.589928	1.29 or less	12	161,351,915.11	19.93%	111	6.9919	1.191994
$10,000,000 to $14,999,999	10	118,265,188.80	14.61%	105	6.9507	1.707488	1.30 to 1.49	14	180,327,184.32	22.27%	110	6.9928	1.407664
$15,000,000 to $19,999,999	5	83,947,045.66	10.37%	111	6.7400	2.012288	1.50 to 1.89	16	227,221,045.66	28.06%	107	6.9173	1.656443
$20,000,000 to $29,999,999	6	141,500,000.00	17.48%	110	6.9680	1.760010	1.90 to 1.99	3	37,333,333.00	4.61%	106	7.4544	1.978036
$30,000,000 to $39,999,999	4	135,480,000.00	16.73%	111	6.8788	1.320295	2.00 or greater	12	203,445,000.00	25.13%	109	6.4610	2.521867
$40,000,000 to $54,999,999	3	140,000,000.00	17.29%	110	6.4835	2.198721	Totals	57	809,678,478.09	100.00%	109	6.8591	1.740762
$55,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	57	809,678,478.09	100.00%	109	6.8591	1.740762
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arkansas	1	4,250,000.00	0.52%	111	7.1900	1.771200	South Carolina	3	4,447,794.84	0.55%	111	7.2562	1.418772
California	5	100,521,115.93	12.41%	111	6.0024	2.586198	Tennessee	3	7,715,878.10	0.95%	111	6.4332	1.812012
Colorado	2	16,320,800.00	2.02%	112	6.6047	2.063940	Texas	9	151,257,410.22	18.68%	112	7.0419	1.611598
Connecticut	8	53,250,000.01	6.58%	110	6.5661	1.693248	Virginia	3	19,303,688.52	2.38%	111	6.5793	1.743583
Florida	3	11,117,743.58	1.37%	111	7.5530	1.786906	Washington	1	8,100,000.00	1.00%	112	6.7960	1.330000
Georgia	5	50,165,255.12	6.20%	110	6.8564	1.656477	Wisconsin	7	84,413,594.81	10.43%	111	6.9979	1.368199
Illinois	5	37,733,543.69	4.66%	108	6.3938	2.254434	Totals	101	809,678,478.09	100.00%	109	6.8591	1.740762
Indiana	3	9,599,150.48	1.19%	111	6.4334	1.814932
									Property Type³
Iowa	1	2,475,391.91	0.31%	108	6.9320	1.460000
Kansas	2	10,664,564.10	1.32%	111	8.2337	1.208992		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	1	334,230.75	0.04%	104	6.4457	1.970000		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	3	750,329.91	0.09%	105	6.6277	1.779198	Industrial	11	75,000,000.00	9.26%	111	6.4330	1.810000
Maryland	2	70,257,794.86	8.68%	106	7.6964	1.979963	Lodging	5	47,931,115.93	5.92%	112	7.8698	1.646824
Michigan	4	21,987,412.14	2.72%	111	6.9532	1.667137	Mobile Home Park	3	9,900,000.00	1.22%	112	7.6436	1.611366
Mississippi	1	228,179.48	0.03%	104	6.4458	1.970000	Multi-Family	21	222,351,141.31	27.46%	107	6.8057	1.345623
Missouri	1	150,897.43	0.02%	104	6.4458	1.970000	Office	5	108,352,045.66	13.38%	111	6.0395	2.628532
Nebraska	1	2,300,000.00	0.28%	112	8.1850	2.207700	Retail	52	310,744,175.21	38.38%	109	7.1288	1.806313
Nevada	1	22,597,520.96	2.79%	108	6.9320	1.460000	Self Storage	4	35,400,000.00	4.37%	110	6.6499	1.353042
New Jersey	1	16,400,000.00	2.03%	112	7.4070	1.682100	Totals	101	809,678,478.09	100.00%	109	6.8591	1.740762
New Mexico	3	7,462,274.39	0.92%	109	6.8044	1.462443
New York	6	55,154,918.03	6.81%	112	6.5773	1.268446
North Carolina	4	3,549,692.27	0.44%	110	7.2040	1.472030
Ohio	5	17,529,974.34	2.17%	58	7.1035	1.641990
Oklahoma	3	3,802,102.53	0.47%	111	7.2421	1.430405
Pennsylvania	4	15,837,219.71	1.96%	112	7.2771	1.393618

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	3	75,000,000.00	9.26%	111	5.5600	3.010000	12 months or less	51	703,345,145.09	86.87%	110	6.8012	1.684144
	6.00000% to 6.49999%	8	158,833,333.00	19.62%	110	6.3855	1.800189	13 months to 24 months	6	106,333,333.00	13.13%	106	7.2420	2.115260
	6.50000% to 6.99999%	17	229,576,246.95	28.35%	110	6.7813	1.517793	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	18	206,187,782.21	25.47%	107	7.1720	1.423489	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
7.500000% to 7.99999%		8	119,350,000.00	14.74%	108	7.6496	1.905839	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000% or greater	3	20,731,115.93	2.56%	111	8.3854	1.367997	Totals	57	809,678,478.09	100.00%	109	6.8591	1.740762
	Totals	57	809,678,478.09	100.00%	109	6.8591	1.740762
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	111 months or less	36	563,613,204.25	69.61%	108	6.7358	1.846503	Interest Only	44	670,502,333.00	82.81%	109	6.7751	1.763003
	112 to 117 months	21	246,065,273.84	30.39%	112	7.1414	1.498562	358 months or less	13	139,176,145.09	17.19%	111	7.2637	1.633611
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	809,678,478.09	100.00%	109	6.8591	1.740762	Totals	57	809,678,478.09	100.00%	109	6.8591	1.740762
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		22	305,184,606.84	37.69%	107	6.6396	2.039703			No outstanding loans in this group
	12 months or less	35	504,493,871.25	62.31%	111	6.9919	1.559922
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	809,678,478.09	100.00%	109	6.8591	1.740762
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	328231001				Actual/360	6.433%	276,976.39	0.00	0.00	N/A	04/06/34	--	50,000,000.00	50,000,000.00	01/06/25
1A	328231101	IN	Various	Various	Actual/360	6.433%	138,488.19	0.00	0.00	N/A	04/06/34	--	25,000,000.00	25,000,000.00	01/06/25
2	300802430				Actual/360	5.560%	239,388.89	0.00	0.00	N/A	04/01/34	--	50,000,000.00	50,000,000.00	01/01/25
2A	300802431	OF	Los Angeles	CA	Actual/360	5.560%	71,816.67	0.00	0.00	N/A	04/01/34	--	15,000,000.00	15,000,000.00	01/01/25
2B	300802432				Actual/360	5.560%	47,877.78	0.00	0.00	N/A	04/01/34	--	10,000,000.00	10,000,000.00	01/01/25
3	303161475				Actual/360	7.701%	265,256.67	0.00	0.00	N/A	11/01/33	--	40,000,000.00	40,000,000.00	01/01/25
3A	303161477	RT	Hanover	MD	Actual/360	7.701%	66,314.17	0.00	0.00	N/A	11/01/33	--	10,000,000.00	10,000,000.00	01/01/25
3B	656121036				Actual/360	7.701%	132,628.33	0.00	0.00	N/A	11/01/33	--	20,000,000.00	20,000,000.00	01/01/25
4	301741677				Actual/360	7.130%	207,215.62	0.00	0.00	N/A	05/06/34	--	33,750,000.00	33,750,000.00	01/06/25
4A	301741678	MF	Richardson	TX	Actual/360	7.130%	122,794.44	0.00	0.00	N/A	05/06/34	--	20,000,000.00	20,000,000.00	01/06/25
5	328231005	RT	Baraboo	WI	Actual/360	7.070%	223,614.28	0.00	0.00	N/A	04/06/34	--	36,730,000.00	36,730,000.00	01/06/25
6	328231006	Various Various		Various	Actual/360	6.932%	208,922.78	0.00	0.00	N/A	01/06/34	--	35,000,000.00	35,000,000.00	01/06/25
7	328231007	MF	Brooklyn	NY	Actual/360	6.300%	162,750.00	0.00	0.00	N/A	05/06/34	--	30,000,000.00	30,000,000.00	01/06/25
8	328231008	LO	Various	TX	Actual/360	7.532%	191,333.72	0.00	0.00	N/A	05/06/34	--	29,500,000.00	29,500,000.00	01/06/25
9	695101554				Actual/360	6.956%	84,607.18	0.00	0.00	N/A	03/06/34	--	14,125,000.00	14,125,000.00	01/06/25
9A	695101555	RT	Fayetteville	GA	Actual/360	6.956%	59,898.89	0.00	0.00	N/A	03/06/34	--	10,000,000.00	10,000,000.00	01/06/25
9B	695101557				Actual/360	6.956%	29,949.44	0.00	0.00	N/A	03/06/34	--	5,000,000.00	5,000,000.00	01/06/25
10	328231010				Actual/360	6.335%	109,109.73	0.00	0.00	N/A	12/01/33	--	20,000,000.00	20,000,000.00	01/06/25
10A	328231110	RT	Schaumburg	IL	Actual/360	6.335%	49,099.38	0.00	0.00	N/A	12/01/33	--	9,000,000.00	9,000,000.00	01/06/25
11	328231011	SS	Norwalk	CT	Actual/360	6.653%	154,682.25	0.00	0.00	N/A	03/06/34	--	27,000,000.00	27,000,000.00	01/06/25
12	328231012	RT	Weatherford	TX	Actual/360	6.955%	118,852.26	0.00	0.00	N/A	05/06/34	--	19,845,000.00	19,845,000.00	01/06/25
13	328231013	MF	Huntsville	TX	Actual/360	6.570%	99,006.25	0.00	0.00	N/A	04/06/34	--	17,500,000.00	17,500,000.00	01/06/25
14	328071111				Actual/360	6.386%	50,866.26	0.00	0.00	N/A	02/06/34	--	9,250,000.00	9,250,000.00	01/06/25
14A	328070001	RT	Danbury	CT	Actual/360	6.386%	45,367.21	0.00	0.00	N/A	02/06/34	--	8,250,000.00	8,250,000.00	01/06/25
15	28002531	RT	Vineland	NJ	Actual/360	7.407%	104,603.30	0.00	0.00	05/06/34	09/06/37	--	16,400,000.00	16,400,000.00	01/06/25
16	328231016	OF	Ann Arbor	MI	Actual/360	7.100%	93,003.64	9,817.25	0.00	N/A	04/06/34	--	15,211,862.91	15,202,045.66	01/06/25
17	399570130				Actual/360	7.060%	60,794.44	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	11/06/24
17A	399570131	MF	Euclid	OH	Actual/360	7.060%	30,397.22	0.00	0.00	N/A	02/06/29	--	5,000,000.00	5,000,000.00	11/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	328231018	MF	Lakewood	CO	Actual/360	6.600%	81,840.00	0.00	0.00	N/A	05/06/34	--	14,400,000.00	14,400,000.00	01/06/25
19	328231019	MF	Brooklyn	NY	Actual/360	6.510%	78,481.67	0.00	0.00	N/A	04/06/34	--	14,000,000.00	14,000,000.00	01/06/25
20	328231020	RT	Tyler	TX	Actual/360	7.140%	82,197.07	0.00	0.00	N/A	05/06/34	--	13,369,000.00	13,369,000.00	01/06/25
21	328231021	MF	Milwaukee	WI	Actual/360	6.960%	71,168.01	13,339.53	0.00	N/A	03/01/34	--	11,874,528.33	11,861,188.80	01/01/25
22	399570121	LO	Leavenworth	KS	Actual/360	8.260%	74,755.29	0.00	0.00	N/A	04/06/34	--	10,510,000.00	10,510,000.00	12/06/24
23	328231023	MF	Racine	WI	Actual/360	7.044%	59,131.68	10,762.79	0.00	N/A	03/01/34	--	9,748,587.40	9,737,824.61	01/01/25
24	328231024	MF	Milwaukee	WI	Actual/360	6.809%	53,423.81	10,483.23	0.00	N/A	04/01/34	--	9,111,551.62	9,101,068.39	01/01/25
25	328231025	MF	Santa Cruz	CA	Actual/360	6.736%	52,784.04	0.00	0.00	N/A	05/06/34	--	9,100,000.00	9,100,000.00	01/06/25
26	328231026	MF	Racine	WI	Actual/360	6.862%	52,614.40	10,205.62	0.00	N/A	03/01/34	--	8,904,195.38	8,893,989.76	01/01/25
27	307331294	RT	Stroudsburg	PA	Actual/360	7.465%	56,794.42	5,048.31	0.00	N/A	05/06/34	--	8,835,206.22	8,830,157.91	01/06/25
28	328231028	MF	New Haven	CT	Actual/360	6.658%	50,166.18	0.00	0.00	N/A	03/06/34	--	8,750,000.00	8,750,000.00	01/06/25
29	328231029	OF	Laguna Niguel	CA	Actual/360	6.690%	48,967.08	0.00	0.00	N/A	04/01/34	--	8,500,000.00	8,500,000.00	01/01/25
30	328231030	SS	Various	Various	Actual/360	6.640%	48,029.33	0.00	0.00	N/A	04/01/34	--	8,400,000.00	8,400,000.00	01/01/25
31	328231031	MF	Tacoma	WA	Actual/360	6.796%	47,402.10	0.00	0.00	N/A	05/06/34	--	8,100,000.00	8,100,000.00	01/06/25
32	399570127	LO	Sonora	CA	Actual/360	8.610%	58,750.71	2,998.75	0.00	N/A	05/06/34	--	7,924,114.68	7,921,115.93	10/06/24
33	328231033	MF	Milwaukee	WI	Actual/360	7.053%	47,538.57	8,564.37	0.00	N/A	04/01/34	--	7,827,318.40	7,818,754.03	01/01/25
34	399570125	RT	Staten Island	NY	Actual/360	7.530%	47,658.62	0.00	0.00	N/A	05/06/34	--	7,350,000.00	7,350,000.00	01/06/25
35	328231035	RT	Various	Various	Actual/360	6.446%	40,703.72	0.00	0.00	N/A	09/06/33	--	7,333,333.00	7,333,333.00	01/06/25
36	399571025	RT	Duluth	GA	Actual/360	7.290%	43,942.50	0.00	0.00	N/A	02/06/34	--	7,000,000.00	7,000,000.00	01/06/25
37	695101575	MH	Lake Butler	FL	Actual/360	7.369%	34,900.40	0.00	0.00	N/A	05/06/34	--	5,500,000.00	5,500,000.00	01/06/25
38	695101561	OF	Boca Raton	FL	Actual/360	7.785%	36,200.25	0.00	0.00	N/A	03/06/34	--	5,400,000.00	5,400,000.00	01/06/25
39	328231039	RT	Various	Various	Actual/360	7.604%	32,739.44	0.00	0.00	N/A	05/06/34	--	5,000,000.00	5,000,000.00	01/06/25
40	328231040	OF	Little Rock	AR	Actual/360	7.190%	26,313.40	0.00	0.00	N/A	04/06/34	--	4,250,000.00	4,250,000.00	01/06/25
41	28002533	RT	Aiken	SC	Actual/360	7.407%	23,918.44	0.00	0.00	05/06/34	09/06/38	--	3,750,000.00	3,750,000.00	01/06/25
42	28002535	RT	Durant	OK	Actual/360	7.407%	20,091.49	0.00	0.00	05/06/34	02/06/38	--	3,150,000.00	3,150,000.00	01/06/25
43	28002532	RT	Abingdon	VA	Actual/360	7.407%	18,496.92	0.00	0.00	05/06/34	09/06/37	--	2,900,000.00	2,900,000.00	01/06/25
44	28002534	RT	Mount Airy	NC	Actual/360	7.407%	17,859.10	0.00	0.00	05/06/34	09/06/37	--	2,800,000.00	2,800,000.00	01/06/25
45	301741676	MH	Omaha	NE	Actual/360	8.185%	16,210.85	0.00	0.00	N/A	05/06/34	--	2,300,000.00	2,300,000.00	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
46	695101576	MH	Poughkeepsie	NY	Actual/360	7.770%	14,050.75	0.00	0.00 N/A	05/06/34	--	2,100,000.00	2,100,000.00	01/06/25
Totals							4,782,745.62	71,219.85	0.00			809,749,697.94	809,678,478.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	7,612,870.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	23,349.63	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	44,616,296.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	3,509,845.65	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	3,121,510.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	1,654,579.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	3,509,076.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	49,759.47	0.00
9	0.00	7,144,909.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	1,826,081.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,315,365.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	31,726.83	0.00
13	0.00	1,414,920.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	20,713,311.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,563,864.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,628,634.74	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	60,655.80	119,585.41	0.00	0.00
17A	0.00	0.00	--	--	--	0.00	0.00	30,327.90	59,792.71	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	0.00	1,554,199.89	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,002,963.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,169,028.45	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	996,517.21	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	7,703.68	0.00
22	0.00	1,207,279.87	10/01/23	09/30/24	--	0.00	0.00	74,732.66	74,732.66	0.00	0.00
23	0.00	831,958.62	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	815,534.66	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	538.94	0.00
25	0.00	453,709.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	735,201.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	528,624.12	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	821,568.18	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	61,639.60	123,465.34	0.00	0.00
33	0.00	673,808.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	2,417,258.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	474,511.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	680,992.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	455,223.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	279,360.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	235,273.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	224,797.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	212,430.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	320,418.09	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	0.00	152,899.66	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	116,874,826.69				0.00	0.00	227,355.96	377,576.12	113,078.55	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	2	15,000,000.00	1	7,921,115.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.859084%	6.840701%	109
12/17/24	1	7,924,114.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.859103%	6.840719%	110
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.859128%	6.840745%	111
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.859147%	6.840763%	112
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.859173%	6.840788%	113
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.859191%	6.840806%	114
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.859209%	6.840823%	115
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.859234%	6.840848%	116
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
17	399570130	11/06/24	1	1	60,655.80	119,585.41	0.00		10,000,000.00
17A	399570131	11/06/24	1	1	30,327.90	59,792.71	0.00		5,000,000.00
22	399570121	12/06/24	0	B	74,732.66	74,732.66	0.00		10,510,000.00
32	399570127	10/06/24	2	2	61,639.60	123,465.34	0.00		7,931,914.68
Totals					227,355.96	377,576.12	0.00		33,441,914.68
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non-Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		15,000,000	0		15,000,000	0
> 60 Months		794,678,478	786,757,362		7,921,116	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	809,678,478	786,757,362	15,000,000	7,921,116 0		0
Dec-24	809,749,698	801,825,583	7,924,115	0	0	0
Nov-24	809,836,290	809,836,290	0	0	0	0
Oct-24	809,906,553	809,906,553	0	0	0	0
Sep-24	809,992,224	809,992,224	0	0	0	0
Aug-24	810,061,540	810,061,540	0	0	0	0
Jul-24	810,130,437	810,130,437	0	0	0	0
Jun-24	810,214,794	810,214,794	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29